FINANCIAL INSTRUMENTS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) g	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
FINANCIAL INSTRUMENTS (Details) [Line Items]
Impairment losses on financial assets		$ 62,425
Percentage of total accounts payable	65.00%
Financial liabilities	$ 13,946,306
Percentage of total purchases	73.00%		65.00%
Percentage Of Accounts Payable Balance	73.00%
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	$ 73
Provision for allowance for credit losses	495,646	63,468	$ 0
Trade receivables	$ 7,400,000
Principal value rate	90.00%
Service Fee Percentage	0.35%
Interest Rate Per Annum (in Grams) | g	7.7
Profit	$ 7,563	$ 5,115	$ 62,026
Supplier A [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Percentage of accounts payable to major supplier	15.00%		26.00%
Financial liabilities	$ (409,163)		$ (230,646)
Percentage of total purchases		17.00%	14.30%
Percentage of purchase to major suppliers		$ (215,308)	$ (431,242)
Supplier B [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Percentage of accounts payable to major supplier	10.00%		14.00%
Financial liabilities	$ (277,970)		$ (125,520)
Percentage of total purchases		16.00%	10.70%
Percentage of purchase to major suppliers		$ (205,611)	$ (321,954)
Supplier C [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Percentage of accounts payable to major supplier	21.00%		14.00%
Financial liabilities	$ (1,530,033)		$ (123,267)
Supplier D [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Percentage of accounts payable to major supplier	15.00%
Financial liabilities	$ (1,061,577)